Annual Fund Operating Expenses - Aptus Laddered Buffer ETF - Aptus Laddered Buffer ETF Class	Mar. 29, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.25%	[1],[2]
Expenses (as a percentage of Assets)	0.30%

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.